Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2011
Accounting Policies [Line Items]
Subordinated Borrowing, Interest Rate	7.11%	7.11%
Additional Paid in Capital, Total			$ 7,943
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	52 years
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years